EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator for basic and diluted net earnings per share:
Net income	$ 24,950	$ 18,055	$ 31,757
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings per share	45,308,554	44,760,197	43,709,278
Effect of dilutive securities:
Employee stock options	1,586,061	1,956,732	2,879,616
Denominator for diluted net earnings per share	46,894,615	46,716,929	46,588,894
Basic net earnings per share	$ 0.55	$ 0.40	$ 0.73
Diluted net earnings per share	$ 0.53	$ 0.39	$ 0.68